14. Related Party Transactions (Details - Accrued interest) - USD ($)	Dec. 31, 2018	Sep. 30, 2018	Dec. 31, 2017
Related Parties [Member]
Accrued interest payable	$ 238,651	$ 361,134
John D. Gibbs [Member]
Accrued interest payable		299,811	$ 221,103
John Power [Member]
Accrued interest payable		58,281	16,562
Dr. Carson [Member]
Accrued interest payable		$ 3,042	$ 986